Convertible Redeemable Preferred Shares (Tables)	12 Months Ended
Dec. 31, 2019
Convertible Redeemable Preferred Shares
Schedule of issuances of convertible redeemable preferred shares

		Original
		Issuance Price
		per Share	Number of
Name	Issuance Date	US$	Shares
Series A Preferred Shares	August 22, 2014	$0.40	8,000,000
Series B Preferred Shares	January 16, 2015	$1.05	10,476,190
Series C‑1 Preferred Shares	January 18, 2016	$2.00	1,030,126
Series C Preferred Shares	March 31, 2016	$3.88	4,902,554
Series D Preferred Shares	December 20, 2017 and January 9, 2018	$5.89‑$6.20	9,750,676
Series D+ Preferred Shares	February 9, 2018 and February 28, 2018	$7.52	3,497,954
Series E Preferred Shares	August 23, 2018	$10.55‑$11.72	6,164,979

Schedule of activities of convertible redeemable preferred shares

Upon the completion of the IPO, all of issued and outstanding Preferred Shares automatically converted into ordinary shares on a one-for-one basis.

The Company’s Preferred Shares activities for the year ended December 31, 2017 are summarized below:

			Accretions
			of Preferred
	Balance as	Issuance of	Shares to	Balance as of
	of January 1,	Preferred	Redemption	December 31,
	2017	Shares	value	2017
Series A Preferred Shares
Number of shares	8,000,000	—	—	8,000,000
Amount (RMB)	24,777	—	2,726	27,503
Series B Preferred Shares
Number of shares	10,476,190	—	—	10,476,190
Amount (RMB)	79,681	—	9,377	89,058
Series C‑1 Preferred Shares
Number of shares	1,030,126	—	—	1,030,126
Amount (RMB)	14,518	—	1,569	16,087
Series C Preferred Shares
Number of shares	4,902,554	—	—	4,902,554
Amount (RMB)	132,380	—	13,828	146,208
Series D Preferred Shares
Number of shares	—	8,058,410	—	8,058,410
Amount (RMB)	—	314,544	1,021	315,565
Total number of Preferred Shares	24,408,870	8,058,410	—	32,467,280
Total amount of Preferred Shares (RMB)	251,356	314,544	28,521	594,421

The Company’s Preferred Shares activities for the year ended December 31, 2018 are summarized below:

			Accretions
			of Preferred
	Balance as	Issuance of	Shares to	Balance as of
	of January 1,	Preferred	Redemption	December 31,
	2018	Shares	value	2018
Series A Preferred Shares
Number of shares	8,000,000	—	—	8,000,000
Amount (RMB)	27,503	—	2,937	30,440
Series B Preferred Shares
Number of shares	10,476,190	—	—	10,476,190
Amount (RMB)	89,058	—	10,017	99,075
Series C‑1 Preferred Shares
Number of shares	1,030,126	—	—	1,030,126
Amount (RMB)	16,087	—	1,682	17,769
Series C Preferred Shares
Number of shares	4,902,554	—	—	4,902,554
Amount (RMB)	146,208	—	14,893	161,101
Series D Preferred Shares
Number of shares	8,058,410	1,692,266	—	9,750,676
Amount (RMB)	315,565	64,806	41,664	422,035
Series D+ Preferred Shares
Number of shares	—	3,497,954	—	3,497,954
Amount (RMB)	—	162,184	15,851	178,035
Series E Preferred Shares
Number of shares	—	6,164,979	—	6,164,979
Amount (RMB)	—	470,327	17,167	487,494
Total number of Preferred Shares	32,467,280	11,355,199	—	43,822,479
Total amount of Preferred Shares (RMB)	594,421	697,317	104,211	1,395,949

The Company’s Preferred Shares activities for the year ended December 31, 2019 are summarized below:

			Conversion
			of Preferred
			Shares to
		Accretions	ordinary
		of Preferred	shares upon
	Balance as	Shares to	the	Balance as of
	of January 1,	Redemption	completion	December 31,
	2019	value	of the IPO	2019
Series A Preferred Shares
Number of shares	8,000,000	—	(8,000,000)	—
Amount (RMB)	30,440	1,094	(31,534)	—
Series B Preferred Shares
Number of shares	10,476,190	—	(10,476,190)	—
Amount (RMB)	99,075	3,743	(102,818)	—
Series C‑1 Preferred Shares
Number of shares	1,030,126	—	(1,030,126)	—
Amount (RMB)	17,769	628	(18,397)	—
Series C Preferred Shares
Number of shares	4,902,554	—	(4,902,554)	—
Amount (RMB)	161,101	5,544	(166,645)	—
Series D Preferred Shares
Number of shares	9,750,676	—	(9,750,676)	—
Amount (RMB)	422,035	15,618	(437,653)	—
Series D+ Preferred Shares
Number of shares	3,497,954	—	(3,497,954)	—
Amount (RMB)	178,035	6,688	(184,723)	—
Series E Preferred Shares
Number of shares	6,164,979	—	(6,164,979)	—
Amount (RMB)	487,494	16,904	(504,398)	—
Total number of Preferred Shares	43,822,479	—	(43,822,479)	—
Total amount of Preferred Shares (RMB)	1,395,949	50,219	(1,446,168)	—